UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21479

Madison Harbor Balanced Strategies, Inc.

(Exact name of registrant as specified in charter)

Madison Harbor Balanced Strategies, Inc.

The Seagram Building, 21st Floor

375 Park Avenue

New York, NY 10152

(Address of principal executive offices)

Madison Harbor Balanced Strategies, Inc.

Edward M. Casal, Chief Executive Officer

The Seagram Building, 21st Floor

375 Park Avenue

New York, NY 10152

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-380-5500

Date of fiscal year end: March 31, 2013

Date of reporting period: June 30, 2012

Item 1.	Schedule of Investments

Included herein pursuant to rule 30b1-5 under the Investment Company Act of 1940.

MADISON HARBOR BALANCED STRATEGIES, INC.

Consolidated Schedule of Investments

June 30, 2012

(unaudited)

Description	Commitment / Principal Amount	Unfunded Commitment	Value	% of Net Assets
Private Equity Real Estate Funds (“Underlying Funds”) (1)
Urban American Real Estate Fund II, LP	$5,000,000	$—	$4,512,502	16.47%
Exeter Industrial Value Fund, LP	5,000,000	350,000	4,429,503	16.17%
Harrison Street Real Estate Partners I, LP	5,277,700	164,388	4,110,575	15.00%
Parmenter Realty Fund III, LP	2,500,000	41,524	1,924,103	7.02%
Five Arrows Realty Securities IV, LP	2,000,000	—	1,688,089	6.16%
Legg Mason Real Estate Capital II, Inc.	1,500,000	—	1,408,770	5.14%
Thor Urban Property Fund II, Inc.	5,000,000	2,987,076	1,271,806	4.64%
Legacy Partners Realty Fund I, LLC	2,000,000	—	1,261,298	4.61%
Guardian Realty Fund II, LLC	1,500,000	210,989	1,240,398	4.53%
Barrow Street Real Estate Investment Fund III, LP (2)	4,400,000	302,275	812,486	2.97%
RREEF America REIT III, Inc.(3)	1,500,000	—	496,722	1.81%
Pearlmark Mezzanine Realty Partners II, L.L.C.	1,478,000	—	85,200	0.31%
Keystone Property Fund II, LP	2,500,000	148,108	—	0.00%
Legacy Partners Realty Fund II, LLC	2,800,000	—	—	0.00%

Total private equity real estate funds (cost $34,936,836)	$42,455,700	$4,204,360	$23,241,452	84.83%

Fixed Income Securities
FHLMC Series 4059, Class UA, Dated 06/01/12, 3.0%, Due 11/15/41	$100,000	—	$99,125	0.36%
FHLMC Series 2543, Class BP, Dated 12/01/02, 5.5%, Due 12/15/32	51,000	—	56,489	0.21%
FHLMC Series 2773, Class CD, Dated 04/01/04, 4.5%, Due 04/15/24	52,057	—	56,451	0.21%
FHLMC Series 3145, Class KC, Dated 04/01/06, 5.0%, Due 07/15/30	30,333	—	30,674	0.11%
FHLMC Series 2671, Class EK, Dated 09/01/03, 5.5%, Due 09/15/33	27,102	—	30,016	0.11%
FHLMC Series 2558, Class DE, Dated 01/01/03, 5.5%, Due 09/15/32	22,983	—	24,221	0.09%
FHLMC Series 2931, Class DC, Dated 02/01/05, 4.0%, Due 06/15/18	22,800	—	23,156	0.08%
FHLMC Series 2986, Class PE, Dated 06/01/05, 5.5%, Due 10/15/33	22,105	—	22,951	0.08%
FHLMC Series 2979, Class MC, Dated 05/01/05, 5.0%, Due 05/15/20	20,000	—	21,760	0.08%
FHLMC Series 2378, Class BD, Dated 11/01/01, 5.5%, Due 11/15/31	19,586	—	21,609	0.08%
FHLMC Series 2727, Class PE, Dated 01/01/04, 4.5%, Due 07/15/32	20,000	—	20,991	0.08%
FHLMC Series 2694, Class BA, Dated 10/01/03, 4.0%, Due 06/15/31	17,106	—	18,272	0.07%
FHLMC Series 2937, Class VC, Dated 02/01/05, 5.0%, Due 06/15/14	17,398	—	17,688	0.06%
FHLMC Series 2597, Class AB, Dated 04/01/03, 5.0%, Due 03/15/32	15,180	—	15,292	0.06%
FHLMC Series 2720, Class PC, Dated 12/01/03, 5.0%, Due 12/15/23	13,302	—	14,571	0.05%
FHLMC Series 2864, Class NA, Dated 09/01/04, 5.5%, Due 01/15/31	9,282	—	9,484	0.03%
FHLMC Series 2778, Class BQ, Dated 04/01/04, 5.0%, Due 09/15/31	8,642	—	8,703	0.03%
FHLMC Series 2994, Class ND, Dated 06/01/05, 5.0%, Due 11/15/32	8,394	—	8,537	0.03%
FHLMC Series 3035, Class PA, Dated 09/01/05, 5.5%, Due 09/15/35	6,683	—	7,394	0.03%
FHLMC Series 2751, Class BD, Dated 02/01/04, 4.0%, Due 10/15/18	6,955	—	7,028	0.03%
FHLMC Series 2735, Class PG, Dated 01/01/04, 5.5%, Due 09/15/32	6,814	—	6,970	0.03%
FHLMC Series 2780, Class JA, Dated 04/01/04, 4.5%, Due 04/15/19	6,395	—	6,629	0.02%
FHLMC Series 1628, Class LZ, Dated 12/01/93, 6.5%, Due 12/15/23	5,692	—	6,362	0.02%
FHLMC Series 2544, Class DK, Dated 12/01/02, 5.5%, Due 04/15/32	5,283	—	5,345	0.02%
FHLMC Series 2870, Class AE, Dated 10/01/04, 4.5%, Due 10/15/19	442	—	443	0.00%
FHLMC Gold Pool Series J13503, Dated 11/01/10, 3.5%, Due 11/01/25	43,336	—	46,177	0.17%
FHLMC Gold Pool Series J13504, Dated 11/01/10, 3.5%, Due 11/01/25	42,015	—	44,612	0.16%
FNMA Series 2009-65, Class JY, Dated 08/01/09, 4.5%, Due 09/25/39	125,000	—	136,032	0.50%
FNMA Series 2003-66, Class MB, Dated 06/01/03, 3.5%, Due 05/25/23	124,972	—	129,462	0.47%
FNMA Series 2002-22, Class GO, Dated 03/01/02, 6.5%, Due 04/25/32	87,698	—	100,727	0.37%
FNMA Series 2003-43, Class PE, Dated 04/01/03, 5.5%, Due 05/25/33	58,934	—	65,113	0.24%
FNMA Series 2007-82, Class B, Dated 07/01/07, 5.0%, Due 11/25/33	53,536	—	55,468	0.20%
FNMA Series 1993-178, Class PK, Dated 09/01/93, 6.5%, Due 09/25/23	47,775	—	53,336	0.19%
FNMA Series 2003-17, Class HC, Dated 02/01/03, 5.0%, Due 03/25/18	44,724	—	48,008	0.18%
FNMA Series 2007-77, Class TC, Dated 07/01/07, 5.5%, Due 09/25/34	45,000	—	46,683	0.17%
FNMA Series 2012-47, Class KL, Dated 04/01/12, 3.5%, Due 04/25/42	43,410	—	43,546	0.16%
FNMA Series 2007-32, Class KP, Dated 03/01/07, 5.5%, Due 04/25/37	38,792	—	42,711	0.16%
FNMA Series 2001-51, Class GH, Dated 09/01/01, 5.5%, Due 10/25/31	38,395	—	42,295	0.15%
FNMA Series 2003-33, Class PG, Dated 04/01/03, 5.5%, Due 05/25/33	35,000	—	39,176	0.14%
FNMA Series 2005-58, Class MA, Dated 06/01/05, 5.5%, Due 07/25/35	34,251	—	38,301	0.14%

MADISON HARBOR BALANCED STRATEGIES, INC.

Consolidated Schedule of Investments

June 30, 2012

(unaudited) (continued)

Description	Principal Amount	Unfunded Commitment	Value	% of Net Assets
Fixed Income Securities (continued)
FNMA Series 2007-51, Class PA, Dated 05/01/07, 5.5%, Due 05/25/37	$29,797	—	$32,863	0.12%
FNMA Series 2008-74, Class B, Dated 08/01/08, 5.5%, Due 09/25/38	29,725	—	32,839	0.12%
FNMA Series 2005-48, Class MD, Dated 05/01/05, 5.0%, Due 04/25/34	26,000	—	27,869	0.10%
FNMA Series 2002-88, Class AL, Dated 11/01/02, 5.5%, Due 12/25/22	21,447	—	23,704	0.09%
FNMA Series 1998-66, Class B, Dated 11/01/98, 6.5%, Due 12/25/28	20,095	—	22,280	0.08%
FNMA Series 2003-22, Class KL, Dated 03/01/03, 5.5%, Due 09/25/32	18,475	—	19,641	0.07%
FNMA Series 2004-88, Class HA, Dated 11/01/04, 6.5%, Due 07/25/34	18,126	—	19,222	0.07%
FNMA Series 1993-70, Class Z, Dated 05/01/93, 6.9%, Due 05/25/23	15,779	—	17,969	0.07%
FNMA Series 1990-118, Class G, Dated 09/01/90, 6.0%, Due 09/25/20	15,534	—	16,635	0.06%
FNMA Series 1990-108, Class G, Dated 09/01/90, 7.0%, Due 09/25/20	11,116	—	12,493	0.05%
FNMA Series 2003-37, Class QD, Dated 04/01/03, 5.0%, Due 05/25/32	9,031	—	9,239	0.03%
FNMA Series 2003-46, Class DA, Dated 05/01/03, 5.0%, Due 04/25/32	8,554	—	8,804	0.03%
FNMA Series 2003-71, Class UA, Dated 07/01/03, 4.0%, Due 08/25/18	7,674	—	8,044	0.03%
FNMA Series 2004-91, Class A, Dated 11/01/04, 5.0%, Due 11/25/32	4,712	—	4,794	0.02%
FNMA Series 2003-33, Class AE, Dated 04/01/03, 4.5%, Due 03/25/33	2,196	—	2,316	0.01%
FNMA Pool Series 985933, Dated 06/01/08, 5.0%, Due 05/01/23	37,594	—	40,557	0.15%
FNMA Pool Series 687044, Dated 01/01/03, 5.5%, Due 01/01/18	11,555	—	12,440	0.05%
GNMA Series 2009-89, Class E, Dated 10/01/09, 3.0%, Due 10/16/39	260,842	—	272,329	0.99%
GNMA Series 2004-75, Class NG, Dated 09/01/04, 5.5%, Due 09/20/33	172,459	—	183,834	0.67%
GNMA Series 2009-94, Class AC, Dated 10/01/09, 5.0%, Due 10/20/36	115,000	—	127,180	0.46%
GNMA Series 2009-34, Class DA, Dated 05/01/09, 4.5%, Due 03/20/34	108,334	—	113,301	0.42%
GNMA Series 2008-63, Class KH, Dated 07/01/08, 5.5%, Due 02/20/37	75,326	—	78,032	0.28%
GNMA Series 2006-1, Class LA, Dated 01/01/06, 5.0%, Due 06/20/35	66,042	—	70,285	0.26%
GNMA Series 2005-56, Class DB, Dated 07/01/05, 5.0%, Due 08/20/33	66,000	—	68,902	0.25%
GNMA Series 2003-57, Class D, Dated 07/01/03, 5.0%, Due 04/20/33	58,989	—	66,300	0.24%
GNMA Series 2009-34, Class WB, Dated 05/01/09, 4.0%, Due 09/20/33	60,000	—	63,116	0.23%
GNMA Series 2008-1, Class ET, Dated 01/01/08, 5.5%, Due 11/20/36	59,768	—	62,658	0.23%
GNMA Series 2007-74, Class LB, Dated 11/01/07, 5.5%, Due 02/20/28	50,000	—	52,536	0.19%
GNMA Series 2007-49, Class CD, Dated 08/01/07, 5.5%, Due 11/20/32	45,000	—	46,941	0.17%
GNMA Series 2005-48, Class AH, Dated 06/01/05, 6.0%, Due 03/20/32	40,000	—	42,744	0.16%
GNMA Series 2005-60, Class HC, Dated 09/01/05, 5.0%, Due 05/20/32	39,500	—	40,860	0.15%
GNMA Series 2008-60, Class PB, Dated 07/01/08, 5.5%, Due 02/16/37	35,000	—	39,332	0.14%
GNMA Series 2003-40, Class TA, Dated 05/01/03, 4.5%, Due 03/20/33	34,855	—	35,443	0.13%
GNMA Series 2005-92, Class EC, Dated 12/01/05, 5.5%, Due 03/20/34	33,000	—	34,929	0.13%
GNMA Series 2005-77, Class DA, Dated 10/01/05, 5.5%, Due 02/17/33	30,000	—	32,283	0.12%
GNMA Series 2005-26, Class BA, Dated 03/01/05, 5.5%, Due 03/20/32	28,296	—	30,757	0.11%
GNMA Series 2008-56, Class DL, Dated 06/01/08, 5.5%, Due 09/20/37	28,000	—	29,969	0.11%
GNMA Series 2004-72, Class BA, Dated 09/01/04, 5.5%, Due 02/20/33	28,000	—	29,691	0.11%
GNMA Series 2008-65, Class PD, Dated 08/01/08, 5.75%, Due 09/20/37	25,000	—	27,507	0.10%
GNMA Series 2004-47, Class QD, Dated 06/01/04, 5.0%, Due 08/16/33	26,064	—	27,373	0.10%
GNMA Series 2006-69, Class GE, Dated 12/01/06, 5.25%, Due 02/20/33	25,000	—	27,212	0.10%
GNMA Series 2003-40, Class TD, Dated 05/01/03, 5.0%, Due 03/20/33	24,000	—	26,098	0.10%
GNMA Series 2010-130, Class CB, Dated 10/01/10, 3.5%, Due 10/16/40	24,902	—	25,051	0.09%
GNMA Series 2003-2, Class AG, Dated 01/01/03, 5.0%, Due 01/20/33	22,880	—	24,889	0.09%
GNMA Series 2012-30, Class BC, Dated 03/01/12, 2.5%, Due 08/20/40	23,246	—	23,321	0.09%
GNMA Series 2002-70, Class BL, Dated 10/01/02, 5.5%, Due 07/20/32	20,000	—	21,690	0.08%
GNMA Series 2005-85, Class JN, Dated 11/01/05, 5.5%, Due 10/16/32	20,000	—	21,643	0.08%
GNMA Series 2007-61, Class VN, Dated 10/01/07, 5.5%, Due 02/20/28	20,000	—	21,597	0.08%
GNMA Series 2004-42, Class LE, Dated 06/01/04, 5.5%, Due 07/20/33	19,912	—	21,364	0.08%
GNMA Series 2003-18, Class KA, Dated 03/01/03, 5.0%, Due 07/20/31	16,236	—	17,662	0.07%
GNMA Series 2005-7, Class BA, Dated 02/01/05, 4.5%, Due 07/20/32	16,553	—	16,909	0.06%
GNMA Series 2003-62, Class KL, Dated 07/01/03, 4.25%, Due 06/20/33	15,244	—	16,580	0.06%
GNMA Series 2004-42, Class AG, Dated 06/01/04, 6.0%, Due 03/20/32	15,091	—	16,380	0.06%

MADISON HARBOR BALANCED STRATEGIES, INC.

Consolidated Schedule of Investments

June 30, 2012

(unaudited) (concluded)

Description	Principal Amount	Unfunded Commitment	Value	% of Net Assets
Fixed Income Securities (continued)
GNMA Series 2003-39, Class LM, Dated 05/01/03, 5.0%, Due 05/20/32	$14,418	—	$14,903	0.05%
GNMA Series 2003-66, Class HC, Dated 08/01/03, 5.5%, Due 09/20/32	14,022	—	14,742	0.05%
GNMA Series 2011-112, Class CE, Dated 08/01/11, 4.0%, Due 07/20/41	11,804	—	11,825	0.04%
GNMA Series 2006-41, Class DB, Dated 08/01/06, 5.5%, Due 11/16/31	7,707	—	7,948	0.03%
GNMA Series 1999-15, Class PC, Dated 05/01/99, 5.0%, Due 04/16/29	6,480	—	6,791	0.02%
GNMA Series 2003-46, Class TA, Dated 06/01/03, 5.5%, Due 03/20/33	3,878	—	3,917	0.01%
GNMA Pool Series 4460, Dated 06/01/09, 4.0%, Due 06/20/39	38,299	—	40,749	0.15%
GNMA, Dated 10/01/08, 6.0%, Due 10/15/23	10,504	—	11,578	0.04%
GNMA, Dated 10/01/99, 7.0%, Due 10/15/14	7,907	—	8,323	0.03%
Morgan Stanley Liquid Asset Fund, Inc.	636,359	—	636,359	2.32%

Total fixed income securities (cost $4,352,135)	$4,165,699		$4,397,350	16.05%

Total investments at fair value (cost $39,288,971)			$27,638,802	100.88%

*Percentages are based on net assets of $27,398,218.

(1)	Investments in Underlying Funds are illiquid, exempt from registration under the Securities Act of 1933 and may only be sold accordingly.
(2)	Commitment to Barrow Street Real Estate Investment Fund III, LP includes a 10% reserve commitment.
(3)	A redemption request has been submitted for the investment in RREEF America REIT III, Inc., however that fund has suspended redemptions for an indefinite period. The Fund remains in the redemption queue.

At June 30, 2012, the aggregate cost of investments for tax purposes was approximately $39,288,971. Net unrealized depreciation on investments for tax purposes was ($11,650,169) consisting of $869,213 of gross unrealized appreciation and ($12,519,382) of gross unrealized depreciation.

The table below sets forth information about the level within the fair value hierarchy at which the Funds’ investments are measured at June 30, 2012:

ASSETS	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Balance as of 6/30/12
Fixed Income Securities:
Money Market Fund	$636,359	$—	$—	$636,359
U.S. agency securities and collateralized mortgage obligations	—	3,760,991	—	3,760,991
Private Equity Real Estate Funds	—	—	23,241,452	23,241,452

TOTAL	$636,359	$3,760,991	$23,241,452	$27,638,802

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

	Beginning Balance as of 3/31/12	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Net purchase/ sales	Net transfers in and/ or out of Level 3	Ending Balance as of 6/30/12
ASSETS
Private Equity Real Estate Funds	$23,276,952	$—	$558,581	$(594,081)	$—	$23,241,452

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s Private Placement Memorandum and Supplements thereto, and most recent financial statements.

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the

1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by

Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Harbor Balanced Strategies, Inc.

By	/s/ Edward M. Casal
Edward M. Casal
Chief Executive Officer
Date: August 14, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward M. Casal
Edward M. Casal
Chief Executive Officer
Date: August 14, 2012

By	/s/ Michael Fortier
Michael Fortier
Chief Financial Officer
Date: August 14, 2012